Operating Segments	12 Months Ended
Oct. 31, 2025
Operating Segments [Abstract]
OPERATING SEGMENTS
6.	OPERATING SEGMENTS

During the current fiscal year, the Group revised its reportable segments to reflect changes in the internal structure and management reporting reviewed by the Chief Operating Decision Maker (CODM). This change was driven by the growth in operations of strategic investment segment, which is now evaluated separately for resource allocation and performance assessment. The prior period financial information has been restated to conform to the current segment presentation.

The Group now operates its businesses in four operating segments: digital solutions services segment, hotel operations, hospitality and VIP services segment, media and entertainment services and strategic investment segment. The following summary describes the operations in each of the Group’s reportable segment.

(a)	Digital solutions services: The Group provides its institutional and corporate clients with exclusive, paid access to enhance their investor communication, investor relations and corporate communication to potentially maximize their valuation, as well as providing digital solution services;
(b)	The media and entertainment services segment: The Group engages in the provision of print and digital advertising campaigns, licensing, and value-added marketing services including branded content, video production, social media activation, event creation, and experiential marketing, among other services;

(c)	Hotel operations, hospitality and VIP services segment: The Group engages in hotel investments, hotel operations, hospitality and VIP services; and

(d)	The strategic investment segment engages in proprietary investments and management of global investment portfolio (including listed and unlisted equity shares investments and movie income right investments).

Management monitors the results of the Group’s operating segments separately for the purpose of making decisions about resources allocation and performance assessment. Segment performance is evaluated based on reportable segment result, which is a measure of profit before tax from operations. The profit before tax from operations is measured after allocation of the attributable costs of specialized staff, commission paid to asset management segment consistently with the Group’s profit before tax from operations. Other income, other gains and losses, finance costs and corporate expenses such as staff costs not directly attributable to segments, office rental and administrative expenses are excluded from such measurement.

Segment revenues and results

The following is an analysis of the Group’s revenues and results by operating and reportable segments:

For the year ended April 30, 2023

	Digital solutions services	Media and entertainment services	Hotel operations, hospitality and VIP services	Strategic investment	Consolidated
	US$	US$	US$	US$	US$
Segment revenue
Revenue from external customers	27,349	1,294	2,195	-	30,838
Revenue from related parties	2,228	-	-	-	2,228
Changes in fair value on financial assets measured at FVTPL	-	-	-	15,386	15,386
Total segment revenue	29,577	1,294	2,195	15,386	48,452
Segment profits (note 1)	21,557	3,901	10	15,386	40,854
Unallocated:
Other income					13,330
Other gains and losses					153
Finance costs					(1,195)
Corporate expenses					(7,844)
Profit before tax					45,298

For the six months ended October 31, 2023

	Digital solutions services	Media and entertainment services	Hotel operations, hospitality and VIP services	Strategic investment	Consolidated
	US$	US$	US$	US$	US$
Segment revenue
Revenue from external customers	453	27	6,882	-	7,362
Revenue from related parties	1,311	-	-	-	1,311
Changes in fair value on financial assets measured at FVTPL	-	-	-	16,279	16,279
Total segment revenue	1,764	27	6,882	16,279	24,952
Segment (losses) profits (note 1)	(221)	(165)	1,214	16,279	17,107
Unallocated:
Other income					8,988
Other gains and losses					14,342
Finance costs					(3,403)
Corporate expenses					(4,257)
Profit before tax					32,777

For the year ended October 31, 2024

	Digital solutions services	Media and entertainment services	Hotel operations, hospitality and VIP services	Strategic investment	Consolidated
	US$	US$	US$	US$	US$
Segment revenue
Revenue from external customers	810	4	19,397	-	20,211
Revenue from related parties	2,603	-	-	-	2,603
Dividend income	-		-	634	634
Changes in fair value on financial assets measured at FVTPL	-	-	-	(3,003)	(3,003)
Total segment revenue	3,413	4	19,397	(2,369)	20,445
Segment profits (losses) (note 1)	2,423	4	2,109	(2,369)	2,167
Unallocated:
Other income					20,020
Other gains and losses					37,000
Finance costs					(10,326)
Corporate expenses					(6,401)
Profit before tax					42,460

For the year ended October 31, 2025

	Digital solutions services	Media and entertainment services	Hotel operations, hospitality and VIP services	Strategic investment	Consolidated
	US$	US$	US$	US$	US$
Segment revenue
Revenue from external customers	417	16,365	27,994	-	44,776
Revenue from related parties	2,556	2,739	-	-	5,295
Dividend income	-	-	-	8,969	8,969
Changes in fair value on financial assets measured at FVTPL	-	-	-	77,059	77,059
Total segment revenue	2,973	19,104	27,994	86,028	136,099
Segment profits (note 1)	2,973	1,206	2,235	86,028	92,442
Unallocated:
Other income					21,775
Other gains and losses					1,122
Finance costs					(10,317)
Corporate expenses					(6,349)
Profit before tax					98,673

Note 1: CODM evaluates the performance of its reportable segments by the segment revenue and the significant segment expenses consist primarily of cost of production and cost of hotel operation, employee benefits expenses, depreciation and amortization, finance costs and other operation expenses directly attributable to the segment

Segment assets exclude property, plant and equipment other than properties, amounts due from immediate holding company, prepayments, deposits and other receivables, cash and bank balances and other unallocated head office and corporate assets as these assets are managed on a group basis.

Segment liabilities exclude tax payable, certain bank borrowings, deferred tax liabilities and other unallocated head office and corporate liabilities as these liabilities are managed on a group basis.

	October 31,
	2025	2024
	US$	US$

Segment assets

Digital solution services	—	662
Media and entertainment services	128,763	123,494
Hotel operations, hospitality and VIP services	295,499	260,965
Strategic investments	229,319	36,799
Total segment assets	653,581	421,920
Unallocated corporate assets	301,783	81,011
Total assets	955,364	502,931

Segment liabilities

Digital solution services	43,863	408
Media and entertainment services	5,901	5,179
Hotel operations, hospitality and VIP services	287,127	284,847

Total segment liabilities	336,891	290,434
Unallocated corporate liabilities	14,814	53,738
Total liabilities	351,705	344,172

Geographical information

During the year ended April 30, 2023, the Group’s revenue from customers, based on the location of services, are US$31,736, US$1,107 and US$223 which are derived from China Hong Kong, Americas and Southeast Asia, respectively.

During the six months ended October 31, 2023, the Group’s revenue from customers, based on the location of services, are US$4,536, US$4,067 and US$70 which are derived from China Hong Kong, Americas and Southeast Asia, respectively. The Group’s non-current assets, excluding non-current financial instruments, based on the location of assets/operations, of US$69,871 and US$16,775 reside in China Hong Kong and Southeast Asia, respectively, as of October 31, 2023.

During the year ended October 31, 2024, the Group’s revenue from customers, based on the location of services, are US$9,240, and US$13,574 which are derived from China Hong Kong and Southeast Asia, respectively. The Group’s non-current assets, excluding non-current financial instruments, based on the location of assets/operations, of US$69,045, US$189,907, US$119,524 and US$15,227 reside in China Hong Kong, Southeast Asia, Europe and Americas, respectively, as of October 31, 2024.

During the year ended October 31, 2025, the Group’s revenue from customers, based on the location of services are US$9,459, US$9,134, US$5,503 and US$25,975 which are derived from China Hong Kong, Europe, Americas and Southeast Asia, respectively. The Group’s non-current assets, excluding non-current financial instruments, based on the location of assets/operations, of US$68,034, US$187,489, US$119,469 and US$37,459 reside in China Hong Kong, Southeast Asia, Europe and Americas, respectively, as of October 31, 2025.